Document and Entity Information	Jan. 09, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	SLM Corp
Amendment Flag	false
Entity Central Index Key	0001032033
Document Type	8-K
Document Period End Date	Jan. 09, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-13251
Entity Tax Identification Number	52-2013874
Entity Address, Address Line One	300 Continental Drive
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19713
City Area Code	(302)
Local Phone Number	451-0200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $.20 per share
Trading Symbol	SLM
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Non-Cumulative Preferred Stock, Series B, par value $.20 per share
Trading Symbol	SLMBP
Security Exchange Name	NASDAQ